Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Financial assets at fair value through other comprehensive income	$ 117,457	$ 111,104
Securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	114,290	108,862
Gross unrealized gains	755	368
Gross unrealized (losses)	(641)	(250)
Financial assets at fair value through other comprehensive income	114,404	108,980
Securities [member] | Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	90,828	82,997
Gross unrealized gains	624	277
Gross unrealized (losses)	(91)	(103)
Financial assets at fair value through other comprehensive income	91,361	83,171
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	18,063	9,603
Gross unrealized gains	181	62
Gross unrealized (losses)	(2)	(2)
Financial assets at fair value through other comprehensive income	18,242	9,663
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	16,537	12,890
Gross unrealized gains	162	77
Gross unrealized (losses)	(37)	(40)
Financial assets at fair value through other comprehensive income	16,662	12,927
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	37,762	40,703
Gross unrealized gains	223	86
Gross unrealized (losses)	(45)	(52)
Financial assets at fair value through other comprehensive income	37,940	40,737
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	14,315	14,394
Gross unrealized gains	47	21
Gross unrealized (losses)	(6)	(8)
Financial assets at fair value through other comprehensive income	14,356	14,407
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	4,151	5,407
Gross unrealized gains	11	31
Gross unrealized (losses)	(1)	(1)
Financial assets at fair value through other comprehensive income	4,161	5,437
Securities [member] | Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	20,535	23,969
Gross unrealized gains	105	56
Gross unrealized (losses)	(206)	(56)
Financial assets at fair value through other comprehensive income	20,434	23,969
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	11,070	15,890
Gross unrealized gains	30	29
Gross unrealized (losses)	(149)	(31)
Financial assets at fair value through other comprehensive income	10,951	15,888
Securities [member] | Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost		247
Financial assets at fair value through other comprehensive income		247
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	9,465	7,832
Gross unrealized gains	75	27
Gross unrealized (losses)	(57)	(25)
Financial assets at fair value through other comprehensive income	9,483	7,834
Securities [member] | Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	111,363	106,966
Gross unrealized gains	729	333
Gross unrealized (losses)	(297)	(159)
Financial assets at fair value through other comprehensive income	111,795	107,140
Securities [member] | Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,927	1,896
Gross unrealized gains	26	35
Gross unrealized (losses)	(344)	(91)
Financial assets at fair value through other comprehensive income	2,609	1,840
Securities [member] | Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	2,624	1,594
Gross unrealized gains	26	31
Gross unrealized (losses)	(246)	(27)
Financial assets at fair value through other comprehensive income	2,404	1,598
Securities [member] | Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	303	302
Gross unrealized gains		4
Gross unrealized (losses)	(98)	(64)
Financial assets at fair value through other comprehensive income	$ 205	$ 242